Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income		$ 7,786	$ 5,055	$ 6,522
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		10,144	9,510	9,280
Non cash stock-based compensation expenses		686	693	567
Provision for doubtful accounts		1,211	1,284	2,436
Deferred taxes		(225)	206	678
Discount accretion and premium amortization of available-for-sale securities, net		(181)	(250)	(226)
Loss (income) on sales of available-for-sale securities		88	36	(87)
Changes in liability in respect of employee severance payments and others		(34)	$ 126	$ 340
Loss on sale of fixed assets		34
Changes in fair value of derivatives		854	$ (354)	$ 110
Profit (loss) from trading securities, net and exchange rate differences		351	669	$ (50)
Change in fair value of contingent consideration in respect of acquisition		(3,583)	(270)
Changes in operating assets and liabilities:
Increase in account receivable - trade		(4,716)	(5,275)	$ (1,028)
Decrease (increase) in account receivable - other		(1,119)	(327)	(451)
Decrease (increase) in prepaid expenses		(348)	12	14
Increase in long-term prepaid expenses		(9)	(28)	(880)
Increase in account payables		3,034	831	4,618
Increase (decrease) in deferred income		5,718	(1,425)	(542)
Net cash provided by operating activities		19,691	10,493	21,301
Cash flows from investing activities
Purchase of fixed assets and intangible assets		(9,868)	$ (8,389)	(10,904)
Acquisitions of subsidiaries, net of cash acquired	[1]	$ (20,726)		(7,875)
Decrease (increase) in short-term investments, net				1,339
Investments in available-for-sale securities		$ (779)	$ (4,678)	(3,912)
Decrease (increase) in trading securities, net		642	$ 68	(358)
Proceeds from sale of fixed assets		37		7
Proceeds from sale of available- for -sale securities		9,237	$ 5,871	7,355
Net cash used in investing activities		$ (21,457)	(7,128)	$ (14,348)
Cash flows from financing activities
Acquisition of treasury stock			$ (146)
Bank net credit		$ (595)
Proceeds from long term loan		15,000
Loan payment		(1,500)
Dividend paid		(4,870)	$ (3,473)	$ (5,030)
Net cash provided by (used in) financing activities		8,035	(3,619)	(5,030)
Translation adjustments of cash and cash equivalents		(508)	(910)	109
Increase (decrease) in cash and cash equivalents		5,761	(1,164)	2,032
Balance of cash and cash equivalents at beginning of year		13,001	14,165	12,133
Balance of cash and cash equivalents at end of year		18,762	$ 13,001	14,165
A. Non-cash transactions
Investment in fixed assets and other intangible		296		$ 255
B. Supplementary cash flow information
Interest paid		196
Income taxes paid, net		$ 1,011	$ 911	$ 1,755

[1]	With respect to non cash investing activity see note 14